NOTES PAYABLE	12 Months Ended
Dec. 31, 2015
NOTES PAYABLE [Abstract]
NOTES PAYABLE

NOTE 12 – NOTES PAYABLE

Bank acceptance notes:

	December 31,
	2015	2014
Due June 14, 2016	$1,540,429	$-
Due June 14, 2016	1,540,429	-
Due June 14, 2016	1,540,429	-
Due April 18, 2016	1,386,383	-
Due January 15, 2016, subsequently repaid on due date	1,540,429	-
Due January 14, 2016, subsequently repaid on due date	1,540,429	-
Due January 14, 2016, subsequently repaid on due date	1,540,429	-
Due January 14, 2016, subsequently repaid on due date	1,078,300	-
Due January 14, 2016, subsequently repaid on due date	770,214	-
Due May 27, 2015, subsequently repaid on due date	-	1,627,075
Due May 27, 2015, subsequently repaid on due date	-	1,627,075
Due May 27, 2015, subsequently repaid on due date	-	1,627,075
Due May 27, 2015, subsequently repaid on due date	-	1,627,075
Due May 11, 2015, subsequently repaid on due date	-	1,627,075
Due May 11, 2015, subsequently repaid on due date	-	1,627,075
Due April 10, 2015, subsequently repaid on due date	-	325,417
Due April 9, 2015, subsequently repaid on due date	-	1,627,075
Due March 25, 2015, subsequently repaid on due date	-	813,537
Due March 17, 2015, subsequently repaid on due date	-	1,138,952
Due March 17, 2015, subsequently repaid on due date	-	488,116
Due February 28, 2015, subsequently repaid on due date	-	1,627,075
Due February 27, 2015, subsequently repaid on due date	-	3,254,149
Due January 31, 2015, subsequently repaid on due date	-	813,537
Due January 29, 2015, subsequently repaid on due date	-	1,464,367
Due January 23, 2015, subsequently repaid on due date	-	1,627,075
Due January 23, 2015, subsequently repaid on due date	-	976,245
Due January 21, 2015, subsequently repaid on due date	-	976,245
Due January 21, 2015, subsequently repaid on due date	-	1,627,075
Total	$12,477,471	$26,521,315

The interest-free notes payable, ranging from six months to one year from the date of issuance, are secured by $8,780,443 and $17,572,732 restricted cash, as of December 31, 2015 and 2014, respectively. The property, land use right and related party guarantee the notes payable as Note 8, 9 & 10.

All the notes payable are subject to bank charges of 0.05% of the principal amount as commission on each loan transaction.